Investment in Joint Venture (Details) € in Thousands, $ in Millions				12 Months Ended
	Oct. 30, 2023 USD ($)	Oct. 26, 2023 EUR (€)	Jun. 26, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 26, 2023 SAR (ر.س)
Investment in Associate
Investment in Joint Venture				€ 2,784
Share of (loss) income of investments accounted for by the Equity method			€ 9,436	9,436
Investments accounted for by the Equity method				€ (302)
JV
Investment in Associate
Founding capital (in percent)			20.00%	20.00%
Investment in Joint Venture			€ 4,973	€ 2,784	ر.س 20,000,000
Share of (loss) income of investments accounted for by the Equity method				(302)
Investments accounted for by the Equity method				€ 1,887
JV | LIFERA
Investment in Associate
Founding capital (in percent)			80.00%
Investment in Joint Venture			€ 19,892		ر.س 80,000,000
Proceeds From Issuance Of Convertible Loan	$ 30	€ 28,300